PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Provision for environmental rehabilitation [abstract]
Discount Rate, maximum	9.00%	9.50%
Discount Rate, minimum	8.90%	8.10%
Inflation rate used in calculation of net present value of rehabilitation liability	5.20%	5.10%
Undiscounted rehabilitation cost	R 742.2	R 752.5